Document and Entity Information	Aug. 07, 2019	Aug. 05, 2019
Cover page.
Document Type	8-K
Document Period End Date	Aug. 07, 2019
Entity Registrant Name	Kemper Corporation
Entity Central Index Key		0000860748
Amendment Flag		false
Entity File Number	001-18298
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4255452
Entity Address, Address Line One	200 E. Randolph Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	661-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	KMPR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false